Pursuant to Rule 497(e)
Registration No. 333-111662

SUNAMERICA SPECIALTY SERIES

SunAmerica Income Explorer Fund

(the “Fund”)

Supplement dated October 7, 2013 to the Prospectus

dated June 26, 2013, as supplemented and amended to date

Effective October 18, 2013, Timothy Pettee and Andrew Sheridan will join Timothy Campion as portfolio managers of the Fund, replacing Brendan Voege. Accordingly, under the heading “Important Additional Information – Portfolio Managers,” on page 8 of the Prospectus, the portfolio management disclosure is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Global Dividend Sleeve Since	Title
Timothy Pettee	2013	Lead Portfolio Manager, Senior Vice President and Chief Investment Officer at SunAmerica
Andrew Sheridan	2013	Co-Portfolio Manager and Vice President at SunAmerica
Timothy Campion	2013	Co-Portfolio Manager and Vice President at SunAmerica

In addition, under the heading “Fund Management—Portfolio Managers” on page 38 of the Prospectus, the portfolio management disclosure pertaining to the Global Dividend Sleeve is hereby deleted in its entirety and replaced with the following:

The Global Dividend Sleeve is managed by Timothy Pettee as lead portfolio manager, and Andrew Sheridan and Timothy Campion as co-portfolio managers. Mr. Pettee, Senior Vice President and Chief Investment Officer at SunAmerica, joined SunAmerica in 2003. Mr. Sheridan, a Vice President and Portfolio Manager at SunAmerica, joined SunAmerica in 2003. Mr. Campion, a Vice President and Portfolio Manager at SunAmerica, joined SunAmerica in 2012. Prior to joining SunAmerica, Mr. Campion was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118EXP_6-13

SUNAMERICA SPECIALTY SERIES

SunAmerica Income Explorer Fund

(the “Fund”)

Supplement dated October 7, 2013 to the Statement of Additional Information (“SAI”) dated June 26, 2013, as supplemented and amended to date

Effective October 18, 2013, Timothy Pettee and Andrew Sheridan will join Timothy Campion as portfolio managers of the Fund, replacing Brendan Voege. Accordingly, under the heading “INFORMATION REGARDING THE PORTFOLIO MANAGERS, PERSONAL SECURITIES TRADING, DIRSTIBUTOR AND SERVICING AGENT—Other Accounts Managed by the Portfolio Managers” on page 43 of the SAI, the information pertaining to Mr. Voege is hereby deleted in its entirety and replaced with the following:

			Number of Other Accounts Managed and Total Assets by Account ($ Millions except as noted)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based ($ Millions except as noted)
Portfolio	Advisers/ Subadviser	Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
SunAmerica International Dividend Strategy Fund	SunAmerica	Timothy Pettee	13 $13,244	— —	— —	— —	— —	— —
SunAmerica International Dividend Strategy Fund	SunAmerica	Andrew Sheridan	8 $7,618	— —	— —	— —	— —	— —

Additionally, under the heading “INFORMATION REGARDING THE PORTFOLIO MANAGERS, PERSONAL SECURITIES TRADING, DIRSTIBUTOR AND SERVICING AGENT—Portfolio Manager Ownership of Fund Shares,” on page 43 of the SAI, the following disclosure is hereby added:

Portfolio	Name of Adviser	Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in each Fund Managed by the Named Portfolio Manager
SunAmerica International Dividend Strategy Fund	SunAmerica	Timothy Pettee	None
SunAmerica International Dividend Strategy Fund	SunAmerica	Timothy Campion	None
SunAmerica International Dividend Strategy Fund	SunAmerica	Andrew Sheridan	None

Capitalized terms used herein but not defined have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_S511EXP_6-13